Quarterly Holdings Report
for
Fidelity® SAI International Value Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IIV-NPRT3-0926
1.9885500.108
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 5.1%
Financials - 0.5%
Insurance - 0.5%
QBE Insurance Group Ltd	4,262,455	73,931,277
Health Care - 1.0%
Biotechnology - 0.8%
CSL Ltd	1,384,617	119,714,335
Health Care Providers & Services - 0.2%
Sonic Healthcare Ltd	1,410,062	21,580,296
TOTAL HEALTH CARE		141,294,631
Industrials - 0.1%
Passenger Airlines - 0.1%
Qantas Airways Ltd	2,115,408	14,721,160
Materials - 3.5%
Metals & Mining - 3.5%
Fortescue Ltd	4,743,520	61,553,142
Ramelius Resources Ltd	5,417,903	11,651,929
Regis Resources Ltd	2,160,442	9,257,938
Rio Tinto Ltd	1,060,807	126,428,838
Rio Tinto PLC	3,005,035	291,998,228
TOTAL MATERIALS		500,890,075
TOTAL AUSTRALIA		730,837,143
AUSTRIA - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
OMV AG	410,833	29,917,444
Materials - 0.1%
Metals & Mining - 0.1%
voestalpine AG	300,546	15,588,926
TOTAL AUSTRIA		45,506,370
BELGIUM - 1.9%
Consumer Staples - 1.7%
Beverages - 1.7%
Anheuser-Busch InBev SA/NV	2,729,391	237,058,494
Financials - 0.2%
Insurance - 0.2%
Ageas SA/NV	408,945	33,906,237
TOTAL BELGIUM		270,964,731
BRAZIL - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Yara International ASA	465,110	21,921,882
CHINA - 0.6%
Consumer Staples - 0.1%
Food Products - 0.1%
Wilmar International Ltd (d)	7,490,300	22,906,102
Financials - 0.5%
Banks - 0.5%
BOC Hong Kong Holdings Ltd	10,256,000	68,265,225
TOTAL CHINA		91,171,327
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC (United Kingdom)	538,622	25,567,177
DENMARK - 2.4%
Health Care - 2.4%
Pharmaceuticals - 2.4%
Novo Nordisk A/S Series B	7,233,852	342,172,625
FRANCE - 15.4%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.4%
Orange SA	2,885,784	55,140,682
Media - 0.5%
Publicis Groupe SA	645,742	68,920,396
TOTAL COMMUNICATION SERVICES		124,061,078
Consumer Discretionary - 0.7%
Automobile Components - 0.6%
Cie Generale des Etablissements Michelin SCA Series B	1,961,720	79,293,667
Valeo SE	616,634	10,580,744
		89,874,411
Automobiles - 0.1%
Renault SA	523,091	16,517,268
TOTAL CONSUMER DISCRETIONARY		106,391,679
Consumer Staples - 0.5%
Beverages - 0.3%
Pernod Ricard SA	568,582	44,311,486
Consumer Staples Distribution & Retail - 0.2%
Carrefour SA	1,596,539	29,299,660
TOTAL CONSUMER STAPLES		73,611,146
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
TotalEnergies SE	3,599,712	317,220,024
Financials - 6.1%
Banks - 4.3%
BNP Paribas SA	2,828,584	359,424,583
Credit Agricole SA	3,194,176	71,375,334
Societe Generale SA Series A	1,890,144	177,667,219
		608,467,136
Insurance - 1.8%
AXA SA	4,711,995	244,220,980
SCOR SE	470,998	18,629,405
		262,850,385
TOTAL FINANCIALS		871,317,521
Industrials - 3.3%
Building Products - 0.9%
Cie de Saint-Gobain SA	1,298,798	122,070,277
Commercial Services & Supplies - 0.1%
Elis SA	584,600	16,704,978
Construction & Engineering - 1.8%
Bouygues SA	538,672	30,343,292
Eiffage SA	204,104	29,008,432
Vinci SA	1,427,536	201,557,908
		260,909,632
Ground Transportation - 0.1%
Ayvens SA (c)(e)	983,998	13,196,530
Machinery - 0.1%
Alstom SA (b)(d)	949,084	17,582,676
Professional Services - 0.1%
Teleperformance SE (d)	152,030	12,096,624
Trading Companies & Distributors - 0.2%
Rexel SA	633,572	26,184,831
TOTAL INDUSTRIALS		468,745,548
Information Technology - 0.7%
IT Services - 0.4%
Capgemini SE	436,327	51,862,145
Software - 0.3%
Dassault Systemes SE	1,875,807	43,640,676
TOTAL INFORMATION TECHNOLOGY		95,502,821
Materials - 0.1%
Chemicals - 0.1%
Arkema SA	177,942	12,085,915
Real Estate - 0.4%
Diversified REITs - 0.1%
Covivio SA/France	156,046	9,519,061
Office REITs - 0.1%
Gecina SA	148,980	12,876,132
Retail REITs - 0.2%
Klepierre SA	630,180	28,588,066
TOTAL REAL ESTATE		50,983,259
Utilities - 0.5%
Multi-Utilities - 0.5%
Veolia Environnement SA	1,671,686	66,522,018
TOTAL FRANCE		2,186,441,009
GERMANY - 11.5%
Communication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Deutsche Telekom AG	9,685,501	298,904,309
Consumer Discretionary - 1.4%
Automobiles - 1.2%
Bayerische Motoren Werke AG	913,594	62,473,198
Mercedes-Benz Group AG	2,060,367	111,402,368
		173,875,566
Hotels, Restaurants & Leisure - 0.1%
TUI AG (d)	1,288,455	11,161,194
Specialty Retail - 0.1%
Zalando SE (b)(c)(e)	625,609	20,387,358
TOTAL CONSUMER DISCRETIONARY		205,424,118
Financials - 3.0%
Capital Markets - 1.4%
Deutsche Bank AG	5,450,888	200,356,417
Insurance - 1.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	362,246	217,601,224
TOTAL FINANCIALS		417,957,641
Health Care - 2.1%
Health Care Providers & Services - 0.6%
Fresenius Medical Care AG	594,347	30,503,012
Fresenius SE & Co KGaA	1,173,049	60,291,501
		90,794,513
Pharmaceuticals - 1.5%
Bayer AG	2,655,788	147,385,035
Merck KGaA	368,728	60,939,028
		208,324,063
TOTAL HEALTH CARE		299,118,576
Industrials - 2.2%
Air Freight & Logistics - 1.3%
Deutsche Post AG	2,624,762	175,338,823
Machinery - 0.6%
Daimler Truck Holding AG	1,376,083	77,659,466
KION Group AG	198,385	8,905,925
		86,565,391
Passenger Airlines - 0.1%
Deutsche Lufthansa AG	1,710,779	17,951,258
Trading Companies & Distributors - 0.2%
Brenntag SE	350,141	24,686,198
TOTAL INDUSTRIALS		304,541,670
Materials - 0.2%
Chemicals - 0.1%
Evonik Industries AG	717,930	14,521,032
Metals & Mining - 0.1%
thyssenkrupp AG	1,403,108	19,504,918
TOTAL MATERIALS		34,025,950
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
LEG Immobilien SE	215,604	12,940,866
Vonovia SE	2,420,559	58,724,343
TOTAL REAL ESTATE		71,665,209
TOTAL GERMANY		1,631,637,473
HONG KONG - 1.8%
Financials - 0.8%
Insurance - 0.8%
Prudential PLC	7,202,285	108,239,904
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Swire Pacific Ltd A Shares	1,265,400	16,054,689
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
CK Asset Holdings Ltd	5,591,500	34,109,120
Hongkong Land Holdings Ltd (Singapore)	2,818,900	22,857,741
Sun Hung Kai Properties Ltd	4,381,500	68,766,990
TOTAL REAL ESTATE		125,733,851
TOTAL HONG KONG		250,028,444
INDONESIA - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Jardine Matheson Holdings Ltd (Singapore)	588,833	39,107,321
ISRAEL - 1.7%
Financials - 1.6%
Banks - 1.6%
Bank Hapoalim BM	3,737,393	90,888,409
Bank Leumi Le-Israel BM	4,211,963	99,755,931
Israel Discount Bank Ltd Class A	3,490,635	36,499,490
TOTAL FINANCIALS		227,143,830
Information Technology - 0.1%
Software - 0.1%
Nice Ltd (b)	166,738	16,229,202
TOTAL ISRAEL		243,373,032
ITALY - 1.3%
Financials - 0.9%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	6,154,718	82,101,718
Banco BPM SpA	2,530,019	46,023,427
TOTAL FINANCIALS		128,125,145
Industrials - 0.4%
Machinery - 0.1%
Iveco Group NV	541,644	8,678,772
Passenger Airlines - 0.3%
Ryanair Holdings PLC	1,485,704	41,661,369
TOTAL INDUSTRIALS		50,340,141
Utilities - 0.0%
Multi-Utilities - 0.0%
A2A SpA	4,469,094	11,693,372
TOTAL ITALY		190,158,658
JAPAN - 27.2%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.6%
NTT Inc	85,252,300	81,715,511
Interactive Media & Services - 0.1%
LY Corp	7,070,700	19,700,700
TOTAL COMMUNICATION SERVICES		101,416,211
Consumer Discretionary - 6.2%
Automobile Components - 1.2%
Aisin Corp	1,602,500	22,093,205
Bridgestone Corp	3,349,300	82,712,419
Denso Corp	5,564,400	68,324,734
		173,130,358
Automobiles - 4.6%
Honda Motor Co Ltd	11,122,100	112,106,567
Isuzu Motors Ltd	1,532,700	22,867,199
Mazda Motor Corp	1,712,400	12,484,406
Subaru Corp	1,616,800	27,521,886
Suzuki Motor Corp	5,605,000	73,165,153
Toyota Motor Corp	21,020,900	397,813,858
		645,959,069
Household Durables - 0.4%
Sekisui House Ltd	1,858,500	40,686,815
Sumitomo Forestry Co Ltd	1,764,800	14,885,069
		55,571,884
TOTAL CONSUMER DISCRETIONARY		874,661,311
Consumer Staples - 1.0%
Beverages - 0.3%
Asahi Group Holdings Ltd	4,339,400	45,286,846
Consumer Staples Distribution & Retail - 0.7%
Seven & i Holdings Co Ltd	6,836,300	90,650,179
TOTAL CONSUMER STAPLES		135,937,025
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Idemitsu Kosan Co Ltd	2,338,200	19,141,747
Inpex Corp	2,622,400	60,442,824
TOTAL ENERGY		79,584,571
Financials - 2.9%
Capital Markets - 0.8%
Nomura Holdings Inc	8,194,905	79,281,575
SBI Holdings Inc	1,546,700	29,199,050
		108,480,625
Consumer Finance - 0.0%
Credit Saison Co Ltd	423,300	11,990,917
Insurance - 2.1%
Japan Post Holdings Co Ltd	4,646,800	68,746,440
MS&AD Insurance Group Holdings Inc	3,449,200	106,178,693
Sompo Holdings Inc	2,665,400	118,334,795
		293,259,928
TOTAL FINANCIALS		413,731,470
Health Care - 0.9%
Health Care Providers & Services - 0.1%
Medipal Holdings Corp	579,200	10,429,370
Pharmaceuticals - 0.8%
Astellas Pharma Inc	5,163,000	70,912,802
Shionogi & Co Ltd	2,284,300	41,303,093
		112,215,895
TOTAL HEALTH CARE		122,645,265
Industrials - 7.8%
Air Freight & Logistics - 0.1%
NIPPON EXPRESS HOLDINGS INC	623,900	20,590,673
Building Products - 0.2%
AGC Inc	620,300	23,393,388
Commercial Services & Supplies - 0.2%
Dai Nippon Printing Co Ltd	1,253,800	22,734,187
Construction & Engineering - 0.1%
INFRONEER Holdings Inc	643,000	10,402,829
Electrical Equipment - 0.3%
NIDEC CORP (b)	2,994,100	48,078,796
Ground Transportation - 0.6%
Central Japan Railway Co	2,685,000	66,815,827
West Japan Railway Co	1,299,700	24,525,104
		91,340,931
Industrial Conglomerates - 0.1%
Sekisui Chemical Co Ltd	1,130,000	18,807,088
Machinery - 1.2%
Komatsu Ltd	2,654,300	115,170,769
Kubota Corp	2,858,900	48,502,660
		163,673,429
Marine Transportation - 0.8%
Kawasaki Kisen Kaisha Ltd (d)	1,823,600	32,494,430
Mitsui OSK Lines Ltd	1,035,600	38,257,079
Nippon Yusen KK	1,166,200	44,779,175
		115,530,684
Trading Companies & Distributors - 4.2%
Marubeni Corp	4,738,100	153,138,639
Mitsubishi Corp	9,757,700	291,684,780
Sumitomo Corp	13,638,700	141,569,222
		586,392,641
TOTAL INDUSTRIALS		1,100,944,646
Information Technology - 4.4%
Electronic Equipment, Instruments & Components - 0.6%
TDK Corp	4,519,200	86,897,291
IT Services - 0.8%
NEC Corp	3,892,180	115,670,411
Semiconductors & Semiconductor Equipment - 1.5%
Kioxia Holdings Corp (b)	529,700	147,646,693
Renesas Electronics Corp	3,527,060	70,695,539
		218,342,232
Technology Hardware, Storage & Peripherals - 1.5%
Brother Industries Ltd	735,400	18,313,814
Canon Inc	2,587,600	72,026,170
FUJIFILM Holdings Corp	3,548,800	83,537,487
Ricoh Co Ltd (d)	1,625,400	15,950,023
Seiko Epson Corp	895,300	16,399,260
		206,226,754
TOTAL INFORMATION TECHNOLOGY		627,136,688
Materials - 1.4%
Chemicals - 0.7%
Asahi Kasei Corp	3,896,500	41,594,917
Mitsubishi Chemical Group Corp	3,906,900	28,750,295
Mitsui Chemicals Inc	1,065,800	14,012,900
Sumitomo Chemical Co Ltd	4,730,000	15,305,382
		99,663,494
Metals & Mining - 0.7%
JFE Holdings Inc	1,824,300	20,698,729
Kobe Steel Ltd	1,130,800	14,636,306
Nippon Steel Corp (d)	15,331,000	62,455,750
		97,790,785
TOTAL MATERIALS		197,454,279
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Daiwa House Industry Co Ltd	1,731,400	50,845,269
Utilities - 1.1%
Electric Utilities - 0.8%
Chubu Electric Power Co Inc	2,162,600	37,445,584
Kansai Electric Power Co Inc/The	2,926,400	44,318,798
Kyushu Electric Power Co Inc	1,352,800	14,987,713
Tohoku Electric Power Co Inc	1,434,700	10,542,567
		107,294,662
Gas Utilities - 0.2%
Tokyo Gas Co Ltd	821,800	31,725,481
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	462,800	10,948,162
TOTAL UTILITIES		149,968,305
TOTAL JAPAN		3,854,325,040
LUXEMBOURG - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
ArcelorMittal SA	1,216,092	85,177,919
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Fresnillo PLC	525,590	17,532,007
NETHERLANDS - 2.8%
Consumer Staples - 0.9%
Beverages - 0.2%
Heineken Holding NV Class A	320,483	26,959,765
Consumer Staples Distribution & Retail - 0.7%
Koninklijke Ahold Delhaize NV	2,530,211	100,252,612
TOTAL CONSUMER STAPLES		127,212,377
Financials - 0.5%
Insurance - 0.5%
NN Group NV	750,340	70,604,773
Industrials - 0.5%
Professional Services - 0.5%
Randstad NV	331,361	13,946,976
Wolters Kluwer NV	663,446	52,086,263
TOTAL INDUSTRIALS		66,033,239
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV	78,479	129,329,113
TOTAL NETHERLANDS		393,179,502
NORWAY - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Equinor ASA	2,410,947	98,971,622
SINGAPORE - 2.9%
Financials - 2.0%
Banks - 2.0%
Oversea-Chinese Banking Corp Ltd	6,664,886	151,381,041
United Overseas Bank Ltd	4,085,600	138,171,298
TOTAL FINANCIALS		289,552,339
Industrials - 0.2%
Passenger Airlines - 0.2%
Singapore Airlines Ltd	4,142,800	24,851,848
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
STMicroelectronics NV (Italy)	1,845,922	97,235,588
TOTAL SINGAPORE		411,639,775
SPAIN - 1.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica SA (d)	11,323,894	46,752,892
Financials - 0.4%
Banks - 0.4%
Banco de Sabadell SA	14,332,570	54,954,281
Utilities - 0.3%
Gas Utilities - 0.3%
Naturgy Energy Group SA	1,383,156	46,141,902
TOTAL SPAIN		147,849,075
SWEDEN - 4.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Evolution AB (b)(c)	403,561	30,861,893
Financials - 1.9%
Financial Services - 1.9%
Industrivarden AB A Shares	836,139	48,207,380
Investor AB B Shares	5,017,269	216,556,842
TOTAL FINANCIALS		264,764,222
Industrials - 1.6%
Construction & Engineering - 0.2%
Skanska AB B Shares	1,016,649	28,474,542
Machinery - 1.4%
Volvo AB B Shares	5,031,398	192,459,753
TOTAL INDUSTRIALS		220,934,295
Information Technology - 1.0%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson B Shares	8,340,374	82,041,635
Electronic Equipment, Instruments & Components - 0.4%
Hexagon AB B Shares	5,997,397	59,197,736
TOTAL INFORMATION TECHNOLOGY		141,239,371
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	1,985,764	10,877,470
TOTAL SWEDEN		668,677,251
SWITZERLAND - 0.9%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Avolta AG	284,236	16,995,446
Industrials - 0.1%
Professional Services - 0.1%
Adecco Group AG	495,552	13,791,724
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	169,557	17,214,718
Materials - 0.6%
Chemicals - 0.6%
DSM-Firmenich AG	712,496	76,812,620
TOTAL SWITZERLAND		124,814,508
UNITED KINGDOM - 11.3%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.3%
BT Group PLC	16,209,492	43,976,688
Media - 0.1%
WPP PLC	3,077,826	12,432,207
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	55,183,174	87,575,153
TOTAL COMMUNICATION SERVICES		143,984,048
Consumer Discretionary - 0.3%
Household Durables - 0.2%
Barratt Redrow PLC	4,024,218	15,993,112
Berkeley Group Holdings PLC (b)	265,001	12,500,428
		28,493,540
Specialty Retail - 0.1%
Kingfisher PLC	4,822,140	20,117,679
TOTAL CONSUMER DISCRETIONARY		48,611,219
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	4,799,935	23,249,990
Food Products - 0.1%
Associated British Foods PLC (d)	803,189	22,565,201
Tobacco - 1.3%
British American Tobacco PLC	1,638,021	99,363,901
Imperial Brands PLC	2,080,824	78,969,099
		178,333,000
TOTAL CONSUMER STAPLES		224,148,191
Financials - 5.2%
Banks - 4.3%
Barclays PLC	38,833,294	266,922,035
NatWest Group PLC	22,750,980	214,601,604
Standard Chartered PLC	3,852,196	113,900,222
		595,423,861
Capital Markets - 0.9%
3i Group PLC	2,923,492	112,547,976
Investec PLC	1,674,991	14,650,975
		127,198,951
TOTAL FINANCIALS		722,622,812
Health Care - 2.0%
Pharmaceuticals - 2.0%
GSK PLC	10,967,335	285,182,100
Industrials - 1.1%
Industrial Conglomerates - 0.5%
CK Hutchison Holdings Ltd	7,758,000	72,686,880
Passenger Airlines - 0.4%
easyJet PLC	1,838,215	15,607,962
International Consolidated Airlines Group SA	6,365,466	37,313,810
		52,921,772
Trading Companies & Distributors - 0.2%
Bunzl PLC	924,975	34,930,714
TOTAL INDUSTRIALS		160,539,366
Real Estate - 0.1%
Diversified REITs - 0.1%
British Land Co PLC/The	2,922,627	17,410,250
TOTAL UNITED KINGDOM		1,602,497,986
UNITED STATES - 4.6%
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Shell PLC	7,200,447	329,576,743
Health Care - 1.8%
Pharmaceuticals - 1.8%
Sanofi SA	3,043,433	262,075,140
Industrials - 0.4%
Marine Transportation - 0.4%
AP Moller - Maersk A/S Series B	19,775	53,098,407
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	247,303	11,723,644
TOTAL UNITED STATES		656,473,934
TOTAL COMMON STOCKS (Cost $11,293,677,428)		14,130,025,811

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (g) (Cost $2,819,603)	3.64	2,823,000	2,820,173

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	39,124,062	39,131,886
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	69,617,880	69,624,842
TOTAL MONEY MARKET FUNDS (Cost $108,756,171)			108,756,728

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $11,405,253,202)	14,241,602,712
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(37,088,046)
NET ASSETS - 100.0%	14,204,514,666

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	469	9/2026	74,624,935	1,763,137

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,445,781 or 0.5% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $33,583,888 or 0.2% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,613,380.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $20,999,967.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	151,469,181	1,153,775,289	1,266,112,489	1,547,277	(652)	557	39,131,886	39,124,062
Fidelity Securities Lending Cash Central Fund	52,834,985	835,610,383	818,804,725	2,013,156	(15,801)	-	69,624,842	69,617,880
	204,304,166	1,989,385,672	2,084,917,214	3,560,433	(16,453)	557	108,756,728

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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